Group companies	12 Months Ended
Dec. 31, 2021
Interest In Other Entities [Abstract]
Group companies
Group companies
In accordance with section 409 of the Companies Act 2006, a full list of the Company’s subsidiaries, partnerships, associates, joint ventures and joint arrangements as at 31 December 2021 is disclosed below, along with the country of incorporation, the registered address and the effective percentage of equity owned at that date. Unless otherwise stated, each entity has a share capital comprising a single class of ordinary shares and is wholly owned and indirectly held by CCEP plc.

Name	Country of incorporation	% equity interest	Registered address
Agua De La Vega Del Codorno, S.L.U.	Spain	100%	C/ Ribera del loira, 20-22, 2ª Planta - 28042 (Madrid)
Aguas De Cospeito, S.L.U.	Spain	100%	Crta. Pino km. 1 - 2, 27377, Cospeito (Lugo), Spain
Aguas De Santolin, S.L.U.	Spain	100%	C/ Real, s/n 09246, Quintanaurria (Burgos)
Aguas Del Maestrazgo, S.L.U.	Spain	100%	C/ Ribera del loira, 20-22, 2ª Planta - 28042 (Madrid)
Aguas Del Toscal, S.A.U.	Spain	100%	Ctra. de la Pasadilla, km. 3- 35250, ingenio (Gran Canaria)
Aguas Vilas Del Turbon, S.L.U.	Spain	100%	C/ Ribera del loira, 20-22, 2ª Planta - 28042 (Madrid)
Aitonomi AG	Switzerland	15%	Rue Technopôle 10, 3960 Sierre
Amalgamated Beverages Great Britain Limited	United Kingdom	100%(D)	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
Apand Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Associated Products & Distribution Proprietary	Australia	100%(D)	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Australian Beer Company Pty Ltd	Australia	50%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
BBH Investment Ireland Limited	Ireland	100%	6th Floor, 2 Grand Canal Square (Dublin 2)
Bebidas Gaseosas Del Noroeste, S.L.U.	Spain	100%	Avda.Alcalde Alfonso Molina, s/n- 15007 (A Coruña)
Beganet, S.L.U.	Spain	100%	Avda Paisos Catalans, 32 – 08950 (Esplugues de Llobregat)
Beverage Bottlers (NQ) Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Beverage Bottlers (QLD) Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Birtingahúsið ehf.	Iceland	35%	Laugavegur 174, 105, (Reykjavík)
BL Bottling Holdings UK Limited	United Kingdom	100%	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
Bottling Great Britain Limited	United Kingdom	100%(D)	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
Bottling Holding France SAS	France	100%	9, chemin de Bretagne, 92784 (Issy-les-Moulineaux)
Bottling Holdings (Luxembourg) SARL	Luxembourg	100%	2, Rue des Joncs, L-1818, Howald
Bottling Holdings (Netherlands) B.V.	Netherlands	100%	Marten Meesweg 25J, 3068 AV Rotterdam

Name	Country of incorporation	% equity interest	Registered address
Bottling Holdings Europe Limited	United Kingdom	100%(B)(E)	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
Brewcorp Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Brewhouse Investments Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
C - C Bottlers Limited	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Can Recycling (S.A.) Pty. Ltd.	Australia	100%(B)	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
CC Digital GmbH	Germany	50%	Stralauer Allee 4, 10245 (Berlin)
CC Erfrischungsgetränke Oldenburg Verwaltungs GmbH	Germany	100%	Stralauer Allee 4, 10245 (Berlin)
CC Iberian Partners Gestion S.L.	Spain	100%	C/ Ribera del loira, 20-22, 2ª Planta - 28042 (Madrid)
CC Verpackungsgesellschaft mit beschraenkter Haftung	Germany	100%	Schieferstraße 20 06126 Halle (Saale)
CCA Bayswater Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
CCEP Australia Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
CCEP Finance (Australia) Limited	United Kingdom	100%(A)	Pemberton House, Bakers Road, Uxbridge, England, UB8 1EZ, United Kingdom
CCEP Finance (Ireland) Designated Activity Company	Ireland	100%	6th Floor, 2 Grand Canal Square, Dublin 2, Ireland
CCEP Group Services Ltd	United Kingdom	100%	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
CCEP Holdings (Australia) Limited	United Kingdom	100%(A)(D)	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
CCEP Holdings (Australia) Pty Ltd	Australia	100%(A)	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
CCEP Holdings Norge AS	Norway	100%	Robsrudskogen 5, 1470 (Lørenskog)
CCEP Holdings Sverige AB	Sweden	100%	Dryckesvägen 2 C, 136 87 (Haninge)
CCEP Holdings UK Limited	United Kingdom	100%	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
CCEP Ventures Australia Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
CCEP Ventures Europe Limited	United Kingdom	100%(A)	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
CCEP Ventures UK Limited	United Kingdom	100%(A)	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
CCEP Scottish Limited Partnership	United Kingdom	100%	52 Milton Road, East Kilbride, Glasgow, Scotland, G74 5DJ
CCIP Soporte, S.L.U.	Spain	100%	C/ Ribera del loira, 20-22, 2ª Planta - 28042 (Madrid)
Circular Plastics Australia (PET) Holdings Pty Ltd	Australia	16.67%	Building 3, 658 Church Street, Cremorne VIC 3121
Classic Brand (Europe) Designated Activity Company	Ireland	100%	4th Floor, 25-28 Adelaide Road, D02 RY98 (Dublin 2)
Cobega Embotellador, S.L.U.	Spain	100%	Avda Paisos Catalans, 32 – 08950 (Esplugues de Llobregat)
Coca-Cola Amatil (UK) Limited	United Kingdom	50%(I)	1 Bartholomew Lane, London, EC2N 2AX, United Kingdom
Coca-Cola Europacific Investments (Singapore) Pte. Ltd.	Singapore	100%	80 Robinson Road, #02-00, 068898, Singapore

Name	Country of incorporation	% equity interest	Registered address
Coca-Cola Europacific Partners (CDE Aust) Pty Limited	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Coca-Cola Europacific Partners (Fiji) Pte Limited	Fiji	100%	Lot 1, Ratu Dovi Road, Laucala Beach Estate, NASINU, Fiji
Coca-Cola Europacific Partners (Holdings) Pty Limited	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Coca-Cola Europacific Partners (Initial LP) Limited	United Kingdom	100%	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
Coca-Cola Europacific Partners (Scotland) Limited	United Kingdom	100%	52 Milton Road, College Milton, East Kilbride, Scotland, G74 5DJ,
Coca-Cola Europacific Partners API Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Coca-Cola Europacific Partners Australia Pty Limited	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Coca-Cola Europacific Partners Belgium SRL/BV	Belgium	100%	Chaussée de Mons 1424, 1070 (Brussels)
Coca-Cola Europacific Partners Deutschland GmbH	Germany	100%(F)	Stralauer Allee 4, 10245 (Berlin)
Coca-Cola Europacific Partners France SAS	France	100%(G)	9, chemin de Bretagne, 92784 (Issy-les-Moulineaux)
Coca-Cola Europacific Partners Great Britain Limited	United Kingdom	100%	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
Coca-Cola Europacific Partners Holdings Great Britain Limited	United Kingdom	100%	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
Coca-Cola Europacific Partners Holdings NZ Limited	New Zealand	100%	The Oasis, 19 Carbine Road, Mount Wellington, Auckland, 1060, New Zealand
Coca-Cola Europacific Partners Holdings US, Inc.	United States	100%(A)(D)	Corporation Trust Center, 1209 Orange Street, Wilmington 19801 (Delaware)
Coca-Cola Europacific Partners Iberia, S.L.U.	Spain	100%	C/ Ribera del loira, 20-22, 2ª Planta - 28042 (Madrid)
Coca-Cola Europacific Partners Ísland ehf.	Iceland	100%	Studlahals 1, 110 (Reykjavik)
Coca-Cola Europacific Partners Luxembourg sàrl	Luxembourg	100%	2, Rue des Joncs, L-1818, Howald
Coca-Cola Europacific Partners Nederland B.V.	Netherlands	100%	Marten Meesweg 25J, 3068 AV Rotterdam
Coca-Cola Europacific Partners New Zealand Limited	New Zealand	100%	The Oasis, 19 Carbine Road, Mount Wellington, Auckland, 1060, New Zealand
Coca-Cola Europacific Partners Norge AS	Norway	100%	Robsrudskogen 5, 1470 (Lørenskog)
Coca-Cola Europacific Partners Papua New Guinea Limited	Papua New Guinea	100%	Section 23, Allotment 14, Milfordhaven Road, LAE, MOROBE PROVINCE, 411
Coca-Cola Europacific Partners Pension Scheme Trustees Limited	United Kingdom	100%	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
Coca-Cola Europacific Partners Portugal Unipessoal, LDA	Portugal	100%	Quinta da Salmoura - Cabanas, 2929- 509, Azeitão (Setúbal)
Coca-Cola Europacific Partners Services Bulgaria EOOD	Bulgaria	100%	48, Sitnyakovo Blvd, Serdika Center, Office Building, floor 5, 1505 (Sofia)
Coca-Cola Europacific Partners Services Europe Limited	United Kingdom	100%	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
Coca-Cola Europacific Partners Services SRL	Belgium	100%(C)	Chaussée de Mons 1424, 1070 (Brussels)
Coca-Cola Europacific Partners Sverige AB	Sweden	100%	Dryckesvägen 2 C, 136 87 (Haninge)
Coca-Cola Europacific Partners US II, LLC	United States	100%	Corporation Trust Center, 1209 Orange Street, Wilmington 19801 (Delaware)

Name	Country of incorporation	% equity interest	Registered address
Coca-Cola Europacific Partners US, LLC	United States	100%	Corporation Trust Center, 1209 Orange Street, Wilmington 19801 (Delaware)
Coca-Cola Europacific Partners Vanuatu Limited	Vanuatu	100%	1st Floor, Govant Building, Kumul Highway, Port Vila, Vanuatu
Coca-Cola Immobilier SCI	France	100%(G)	9, chemin de Bretagne, 92784 (Issy-les-Moulineaux)
Coca-Cola Production SAS	France	100%	Zone d’entreprises de Bergues, Commune de Socx, 59380 (Bergues)
Coca-Cola Australia Foundation Limited	Australia	50%	Level 13 , 40 Mount Street , North Sydney NSW 2060
Compañía Asturiana De Bebidas Gaseosas, S.L.U.	Spain	100%	C/ Nava, 18- 3ª (Granda) Siero - 33006 (Oviedo)
Compañía Castellana De Bebidas Gaseosas, S.L.	Spain	100%	C/ Ribera del loira, 20-22, 2ª Planta - 28042 (Madrid)
Compañía Levantina De Bebidas Gaseosas, S.L.U.	Spain	100%	Av. Real Monasterio de Sta. María de Poblet, 36, 46930 (Quart de Poblet)
Compañía Norteña De Bebidas Gaseosas, S.L.U.	Spain	100%	C/ Ibaizábal, 57 – 48960 Galdakao (Bizkaia)
Compañía Para La Comunicación De Bebidas Sin Alcohol, S.L.U.	Spain	100%	C/ Ribera del loira, 20-22, 2ª Planta - 28042 (Madrid)
Container Exchange (QLD) Limited	Australia	50%	Level 17, 100 Creek Street, Brisbane QLD 4000
Container Exchange (Services) Pty Ltd	Australia	50%	Maddocks, Angel Place, Level 27, 123 Pitt Street, Sydney NSW 2000
Conversia IT, S.L.U.	Spain	100%	C/ Ribera del loira, 20-22, 2ª Planta - 28042 (Madrid)
Crusta Fruit Juices Proprietary Ltd	Australia	100%(J)	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Developed System Logistics, S.L.U.	Spain	100%	Av. Henry Ford, 25, Manzana 19, Complejo Pq. Ind. Juan Carlos I , 46220 Picassent (Valencia)
Endurvinnsaln hf.	Iceland	20%	Knarravogur 4, 104 Reykjavik
Exchange for Change (ACT) Pty Ltd	Australia	20%	Building C, Suite 6, Level 1, 1 Homebush Bay Drive, Rhodes NSW 2138
Exchange for Change (Australia) Pty Ltd	Australia	20%	Building C, Suite 6, Level 1, 1 Homebush Bay Drive, Rhodes NSW 2138
Exchange for Change (NSW) Pty Ltd	Australia	20%	Building C, Suite 6, Level 1, 1 Homebush Bay Drive, Rhodes NSW 2138
Feral Brewing Company Pty Ltd	Australia	100%(K)	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Foodl B.V.	Netherlands	33%	HNK Utrecht West, V.08, Weg der Verenigde Naties 1, 3527 KT Utrecht
GR Bottling Holdings UK Limited	United Kingdom	100%(A)	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
Infineo Recyclage SAS	France	49%(H)	Sainte Marie la Blanche – 21200 (Dijon)
Innovative Tap Solutions Inc.	United States	25%	310 North Wolf Road, Wheeling, IL 60090, USA
Instelling voor Bedrijfspensioenvoorziening Coca-Cola Europacific Partners Belgium/Coca-Cola Europacific Partners Services – Bedienden-Arbeiders OFP	Belgium	100%	Bergensesteenweg 1424 – 1070 (Brussels)
Instelling voor Bedrijfspensioenvoorziening Coca-Cola Europacific Partners Belgium/Coca-Cola Europacific Partners Services – Kaderleden OFP	Belgium	100%	Bergensesteenweg 1424 – 1070 (Brussels)
Iparbal, 99 S.L.	Spain	100%	C/ Ibaizábal, 57 – 48960 Galdakao (Bizkaia)

Name	Country of incorporation	% equity interest	Registered address
Iparsoft, 2004 S.L.	Spain	100%	C/ Ibaizábal, 57 – 48960 Galdakao (Bizkaia)
Kollex GmbH	Germany	25%	Genthiner Straße 32, 10785, Berlin
Lavit Holdings Inc	United States	14.9%	27 West 20th Street, Suite 1004, New York NY 10011
Lusobega, S.L.	Spain	100%	C/ Ibaizábal, 57 – 48960 Galdakao (Bizkaia)
Madrid Ecoplatform, S.L.U.	Spain	100%	C/Pedro Lara, 8 Pq. Tecnológico de Leganes- 28919 (Leganes)
Mahija Parahita Nusantara Foundation	Indonesia	35.3%	South Quarter Tower C, 22nd (P) Floor, Jalan R.A. Kartini, Kav.8, Cilandak Barat, Cilandak, South Jakarta
Matila Nominees Pty. Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Neverfail Bottled Water Co Pty Limited	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Neverfail SA Pty. Limited	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Neverfail Springwater (VIC) Pty Limited	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Neverfail Springwater Co Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Neverfail Springwater Co. (QLD) Pty. Limited	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Neverfail Springwater Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Neverfail WA Pty. Limited	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Pacbev Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Paradise Beverages (Fiji) Limited	Fiji	100%	122-164 Foster Road, Walu Bay, Suva, Fiji
PEÑA Umbria S.L.U.	Spain	100%	Av. Real Monasterio de Sta. María de Poblet,36 – 46930 (Quart de Poblet)
Perfect Fruit Company Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
PT Amandina Bumi Nusantara	Indonesia	35.3%	South Quarter Tower C, 22nd (P) Floor, Jalan R.A. Kartini, Kav.8, Cilandak Barat, Cilandak, South Jakarta , 12430
PT Coca-Cola Bottling Indonesia	Indonesia	70.6%(C)	South Quarter Tower C, 22nd (P) Floor, Jalan R.A. Kartini, Kav.8, Cilandak Barat, Cilandak, South Jakarta , 12430
PT Coca-Cola Distribution Indonesia	Indonesia	70.6%	South Quarter Tower C, 22nd (P) Floor, Jalan R.A. Kartini, Kav.8, Cilandak Barat, Cilandak, South Jakarta , 12430
Purna Pty. Ltd.	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Quenchy Crusta Sales Pty. Ltd.	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Real Oz Water Supply Co (QLD) Pty Limited	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Refecon Águas - Sociedade Industrial De Bebidas, Unipessoal, LDA	Portugal	100%	Quinta da Salmoura - Cabanas-2925-362 Azeitão, Setúbal
Refrescos Envasados Del Sur, S.L.U.	Spain	100%	Autovía del Sur A-IV, km.528- 41309 La Rinconada (Sevilla)
Refrige SGPS, Unipessoal, LDA	Portugal	100%	Quinta da Salmoura - Cabanas-2925-362 Azeitão, Setúbal
Roalba, S.L.U.	Spain	100%	C/ Ibaizábal, 57 – 48960 Galdakao (Bizkaia)
Sale Proprietary Co 1 Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia

Name	Country of incorporation	% equity interest	Registered address
Sale Proprietary Co 2 Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Sale Proprietary Co 3 Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Sale Proprietary Co 4 Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Sale Proprietary Co 5 Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Sale Proprietary Co 6 Pty Ltd	Australia	100%(D)	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Sale Proprietary Co 7 Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Samoa Breweries Limited	Samoa	93.9%	Vaitele Industrial Zone, Vaitele Tai, Faleata Sisifo
Solares y Edificios Norteños, S.L.U.	Spain	100%	C/ Ibaizábal, 57 – 48960 Galdakao (Bizkaia)
Starstock Group Limited	United Kingdom	25.3%	Dane Mill, Broadhurst Lane, Congleton, Cheshire, England, CW12 1LA
TasRecycle Limited	Australia	50%	Level 9, 85 Macquarie Street, Hobart TAS 7000
VicRecycle Limited	Australia	50%	HWL Ebsworth Lawyers, Level 8, 447 Collins Street, Melbourne VIC 3000
WA Return Recycle Renew Ltd	Australia	50%	Unit 2, 1 Centro Avenue, Subiaco WA 6008
Wabi Portugal, Unipessoal LDA	Portugal	100%	Nº 16-A, Fracçao B, 5º Piso, Edificio Miraflores Premium Distrito: Lisboa Concelho: Oieras Freguesia: Algés, Linda-a-Velha e Cruz Quebrada-Dafundo 1495 190 Algés.
WB Investment Ireland 2 Limited	Ireland	100%	6th Floor, 2 Grand Canal Square (Dublin 2)
WBH Holdings Luxembourg SCS	Luxembourg	100%	2, Rue des Joncs, L-1818, Howald
WIH UK Limited	United Kingdom	100%(A)	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
Wir Sind Coca-Cola GmbH	Germany	100%	Stralauer Allee 4, 10245 (Berlin)
(A)100% equity interest directly held by Coca-Cola Europacific Partners plc.
(B)Class A and B ordinary shares.
(C)Class A, B and C ordinary shares.
(D) Including preference shares issued to the Group.
(E)38.3% equity interest directly held by Coca-Cola Europacific Partners plc (100% of A ordinary shares in issue).
(F)10% equity interest directly held by Coca-Cola Europacific Partners plc.
(G)Group shareholding of 99.99% or greater.
(H)Class A and B shares. The Group holds 49% of Class B shares.
(I)In liquidation
(J)Class A and F shares
(K)Includes Ordinary shares and B Class shares